INVESTMENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Equities held	$ 28,578,556	$ 21,089,997
Warrants held	3,363,902
Total Investments	$ 31,942,458	$ 21,089,997	$ 114,937